Document And Entity Information	Apr. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2023
Entity Registrant Name	Primis Financial Corp.
Entity Central Index Key	0001325670
Entity Emerging Growth Company	false
Securities Act File Number	001-33037
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	20-1417448
Entity Address, Address Line One	1676 International Drive, Suite 900
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22101
City Area Code	703
Local Phone Number	893-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK
Trading Symbol	FRST
Security Exchange Name	NASDAQ